Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of annual rates of depreciation
%

Computers and electronic equipment	15 - 33
Office furniture and equipment	6 - 15
Leasehold improvements	At the shorter of the lease period or useful life of the leasehold improvement

Schedule of fair value for options granted
2020

Dividend yield	0%
Expected volatility	41.92%-45.21%
Risk-free interest	0.25%-0.27%
Expected life (in years)	4.32-4.75